CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net income	¥ 2,334,116	$ 366,272	¥ 594,980	¥ 2,294,552
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of debt issuance costs and discounts	6,446	1,012	6,911	2,039
Share-based compensation expenses	187,884	29,483	198,825	177,262
Amortization of the right-of-use assets	54,552	8,560	53,860	47,895
Depreciation and amortization	90,751	14,241	53,433	39,945
Provision for credit losses of financing and interest receivable	401,104	62,942	779,235	708,684
Provision for credit losses of contract assets and receivables	531,237	83,363	441,805	125,471
Provision for credit losses of contingent liabilities of guarantee	622,438	97,674	2,880,590
Change in inventory provision	46	7	(394)	(1,007)
Net change in fair value of financial guarantee derivatives	458,846	72,003	707,442	212,256
Net change in fair value of loans at fair value	(111,762)	(17,538)	47,282
Net gain on guarantee liabilities				(196,063)
Deferred income tax	(396,257)	(62,181)	(503,520)	59,923
Investment-related impairment			69,156
(Gain)/loss on disposal of long-term investments	1,984	311	(8,553)	(6,128)
Fair value changes of long-term investments			(19,071)	(51,263)
Share of results of equity investees	3,967	623	9,032	5,180
Fair value changes of other assets	(1,791)	(281)	10,707
Foreign exchange gain	(12,666)	(1,988)	(85,245)	(23,367)
Gain on disposal of loans at fair value and financing receivables	(2,532)	(397)
Changes in operating assets and liabilities:
Financing receivables related to online direct sales	178,957	28,082	287,660	36,076
Accrued interest receivable	26,594	4,173	(27,190)	28,659
Prepaid expenses and other current assets	74,320	11,662	272,813	(730,038)
Deposits to insurance companies and guarantee companies	(312,208)	(48,992)	184,722	(1,251,003)
Amounts due from related parties	(5,396)	(847)	(941)
Guarantee receivables	292,760	45,940	274,799	(981,449)
Contract assets and service fees receivable	(473,324)	(74,275)	(1,025,303)	(2,342,245)
Other long-term liabilities	109,722	17,218	(177)	(34,394)
Inventories	(692)	(109)	60,005	(48,578)
Other assets	(140,492)	(22,046)	(74,898)	(297,900)
Accounts payable	(27,256)	(4,277)	(158,876)	65,989
Amounts due to related parties	1,408	221	(3,333)	1,354
Accrued interest payable	(11,581)	(1,817)	(50,189)	(95,192)
Guarantee liabilities				1,493,860
Deferred guarantee income	(274,739)	(43,113)	(787,232)
Contingent guarantee liabilities	(1,432,385)	(224,772)	(3,566,157)
Other payable to Individual Investors	(56,365)	(8,845)	(618,749)	(163,360)
Land use rights			(1,000,467)
Accrued expenses and other current liabilities	549,733	86,265	786,019	144,338
Net cash (used in)/ provided by operating activities	2,667,419	418,574	(211,019)	(778,504)
Cash flows from investing activities:
Cash proceed for disposal of loans at fair value and financing receivables	43,272	6,790
Cash paid on long-term investments	(38,657)	(6,066)	(97,200)	(387,705)
Proceeds from disposal of investments and refund of prepayment on long-term investments	65,537	10,284	39,698	9,000
Purchases of property, equipment and software	(121,533)	(19,071)	(86,573)	(49,865)
Financing receivables originated and purchased (excluding receivables related to online direct sales)	(18,420,894)	(2,890,640)	(23,193,607)	(10,632,362)
Principal collection on financing receivables and recoveries (excluding receivables related to online direct sales)	18,942,385	2,972,474	21,447,154	11,899,784
Investments in loans at fair value	(3,851,997)	(604,462)	(7,067,271)
Collection of principals of loans at fair value	4,051,776	635,812	6,638,596
Placement of restricted time deposits	(2,467,239)	(387,164)	(1,831,869)	(2,486,643)
Withdrawal of restricted time deposits	2,504,282	392,976	2,014,643	864,212
Cash paid on loans to third parties	(292,317)	(45,871)
Net cash (used in)/ provided by investing activities	414,615	65,062	(2,136,429)	(783,579)
Cash flows from financing activities:
Proceeds from non-controlling shareholders			40,000
Proceeds from borrowings	2,304,068	361,559	2,003,977	2,652,191
Principal payments on borrowings	(2,331,390)	(365,846)	(2,154,605)	(1,112,510)
Proceeds from funding debts	18,221,528	2,859,355	20,546,221	8,373,790
Principal payments on funding debts	(19,980,864)	(3,135,434)	(19,210,552)	(8,946,714)
Proceeds from issuance of convertible notes, net of debt discount				2,096,408
Payment of debt issuance costs				(24,048)
Exercise of share-based awards	7,124	1,117	7,970	10,968
Proceeds from receivables from Pre-IPO Series C-1 preferred shareholders				348,264
Repayment of liabilities to Pre-IPO Series C-1 preferred shareholders				(339,528)
Net cash provided by/(used in) financing activities	(1,779,534)	(279,249)	1,233,011	3,058,821
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(23,592)	(3,699)	(27,970)	(8,246)
Net increase/(decrease) in cash, cash equivalents and restricted cash	1,278,908	200,688	(1,142,407)	1,488,492
Cash, cash equivalents and restricted cash at beginning of the year	2,839,906	445,643	3,985,626	2,497,134
Cash, cash equivalents at beginning of the year	1,563,755	245,387	2,085,234	1,148,292
Restricted cash at beginning of the year	1,276,151	200,256	1,900,392	1,348,842
Cash, cash equivalents and restricted cash at end of the year	4,118,814	646,331	2,839,906	3,985,626
Cash and cash equivalents at the end of the year	2,664,132	418,060	1,563,755	2,085,234
Restricted cash at the end of the year	1,454,682	228,271	1,276,151	1,900,392
Supplemental disclosure of cash flows information
Cash paid for interest expense of borrowings and convertible notes	96,837	15,196	120,125	32,252
Cash paid for income tax expense	522,915	82,057	300,232	¥ 222,411
Cash paid for land use rights	516,000	$ 80,972	516,000
Effect Due to the Adoption of ASC 326 (Note 2(g))
Cash flows from financing activities:
Cash, cash equivalents and restricted cash at beginning of the year	¥ (3,313)
Cash, cash equivalents and restricted cash at end of the year			¥ (3,313)